Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income tax provision
Increase in valuation allowance	300,000
Unrecognized tax benefits	1,600,000	1,600,000
Interest and penalties accrued for taxes	0	0
Unrecognized tax benefits that would impact effective tax rate
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards	359,500,000	341,000,000
Operating loss carryforwards, subject to expiration	73,300,000
Domestic Tax Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Credit carryforwards	3,500,000	3,500,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards	222,800,000	258,400,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Credit carryforwards	$ 3,500,000	$ 3,500,000